Derivative Instruments and Hedging Activities (Details Textual)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Norwegian Kroner-denominated Bonds due November 2013 [Member] NOK	Dec. 31, 2010 Cross currency swap agreement [Member] USD ($)	Dec. 31, 2011 Cross currency swap agreement [Member] USD ($)	Dec. 31, 2011 Cross currency swap agreement [Member] EUR (€)	Dec. 31, 2011 Bunker fuel swap contracts [Member] Contract	Dec. 31, 2010 Bunker fuel swap contracts [Member] Contract	Dec. 31, 2011 Foreign currency forward contracts [Member] USD ($)
Derivative Instrument and Hedging Activities (Textual) [Abstract]
Notional amount of NOK						600,000,000		$ 98,500,000
Floating interest rate above NIBOR								4.75%	4.75%
Floating interest rate above LIBOR								5.04%	5.04%
Principal amount of Euro-denominated interest rate swaps									269,200,000
Number of Bunker Fuel Swap Contract Commitments										0	0
Fair value of cross currency swap agreement								2,700,000
Unrealized gains (losses) of the cross currency swap	(1,600,000)						4,000,000
Realized gains (losses) of the cross currency swap	2,900,000	200,000
Unrealized gains on foreign currency forward contracts designated cash flow hedges	(306,000)	2,295,000		2,923,000	(58,723,000)							300,000
Derivative Instrument and Hedging Activities (Additional Textual) [Abstract]
Minimum variable interest rate on debt	0.30%
Maximum variable interest rate on debt	3.25%
Reduced Principal amount of Euro-denominated interest rate swaps	90,900,000		70,100,000
Net loss on foreign currency forward contract	(400,000)
Estimated time to reclassify, net loss from Income to other Comprehensive income	12 Months
Net losses reclassified from accumulated other comprehensive loss to earnings	$ 0	$ 600,000